Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Options [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 302,469,647	$ 20,625,372	$ 20,752,893	$ (264,563,178)
Net loss for the year				(11,517,285)
Stock option compensation (Note 9)			656,775
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2019	99,395,048
Net loss for the year				(10,596,792)	$ (11,517,285)
Stock option compensation (Note 9)					656,775
Ending balance, value at Dec. 31, 2020	$ 302,469,647	20,625,372	21,409,668	(276,080,463)	68,424,224
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2020	99,395,048
Net loss for the year					(10,596,792)
Stock option compensation (Note 9)			1,992,415		$ 1,992,415
Share issuance	210,035
[custom:SharesIssuedRetirementPlan]					152,662
Ending balance, value at Dec. 31, 2021	$ 302,679,682	$ 20,625,372	$ 23,402,083	$ (286,677,255)	$ 60,029,882
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021	99,547,710